Expense Example, No Redemption - AZL Russell 1000 Value Index Fund	Apr. 30, 2021 USD ($)
AZL Russell 1000 Value Index Fund Class 2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 69
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	419
Expense Example, No Redemption, 10 Years	946
AZL Russell 1000 Value Index Fund Class 1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	158
Expense Example, No Redemption, 5 Years	282
Expense Example, No Redemption, 10 Years	$ 644